Net loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per Share
Schedule of net loss per share

For the years ended December 31, 2025 and 2024, the effects of the conversion of the convertible shareholder loans and stock options would have been antidilutive and, as a consequence, they were not factored into the calculation of diluted earnings per share.

	December 31,	December 31,
	2025	2024
Numerator:
Net loss - basic and diluted	$(46,236,851)	$(50,715,696)

Denominator:
Weighted average shares outstanding - basic and diluted	45,017,170	24,297,063